American Funds U.S. Government Money Market Fund SM
American Funds U.S. Government Money Market Fund SM
American Funds U.S. Government Money Market FundSM Prospectus Supplement (for prospectus dated April 1, 2016)

1. The table under the heading “Annual fund operating expenses” in the “Fees and expenses of the fund” section in the summary portion of the prospectus is amended in its entirety to read as follows:
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - American Funds U.S. Government Money Market Fund SM	Class A	Class B	Class C	Class F-1	Class F-2	Class 529-A	Class 529-B	Class 529-C	Class 529-E	Class 529-F-1	Class R-1	Class R-2		Class R-2E	Class R-3		Class R-4	Class R-5E		Class R-5	Class R-6
Management fees	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%		0.27%	0.27%		0.27%	0.27%		0.27%	0.27%
Distribution and/or service (12b-1) fees	none	0.75%	none	0.25%	none	none	0.75%	none	none	none	none	none		none	none		none	none		none	none
Other expenses	0.11%	0.10%	0.15%	0.18%	0.17%	0.23%	0.24%	0.23%	0.22%	0.23%	0.18%	0.42%	[1]	0.30%	0.22%	[1]	0.16%	0.22%	[2]	0.11%	0.07%
Total annual fund operating expenses	0.38%	1.12%	0.42%	0.70%	0.44%	0.50%	1.26%	0.50%	0.49%	0.50%	0.45%	0.69%		0.57%	0.49%		0.43%	0.49%		0.38%	0.34%
[1]	Restated to reflect current fees.
[2]	Based on estimated amounts for the current fiscal year.

Keep this supplement with your prospectus.